Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Total	$ 11	$ 8	$ 29	$ 146
Unrecognized income tax current and non current	11
Unrecognized income tax benefit will decrease in the next twelve months	8
Accrued interest	$ 1	$ 1